ECLIPSE FUNDS

                       Supplement Dated December 30, 1998
                         to Prospectus Dated May 1, 1998


     Supplement provisions (A) and (B) apply exclusively to the Ultra Short Term Income Fund and the Balanced Fund. Supplement provision (C) applies to all four investment portfolios under the Eclipse Funds (the "Trust"). Supplement provision (D) applies to only the Equity Fund and the Growth and Income Fund.


(A) The following two paragraphs are inserted (1) before the last paragraph under "Table of Fees and Expenses" on page 4 and (2) after the first paragraph in the second column on page 24:

     Effective January 1, 1999, the Manager has voluntarily agreed to reduce its fee payable under the 1994 Contract, as defined herein, with respect to the Ultra Short Term Income Fund from an annual rate of 0.40% of the Fund's average daily net assets to an annual rate of 0.20% of the Fund's average daily net assets for a three year period ending December 31, 2001.

     In addition, effective January 1, 1999, the management fee payable to the Manager with respect to the Balanced Fund has been reduced from an annual rate of 0.80% of the Fund's average daily net assets to an annual rate of 0.75% of the Fund's average daily net assets pursuant to an October 20, 1998 amendment to the 1987 Contract, as defined herein.

(B) The annual management fee rate of 0.80% pertaining to the Balanced Fund is amended to 0.75% wherever listed in the fee schedules (1) under "The Manager" on page 9 and (2) under "Investment Management Contracts" on page 24.

(C) Effective November 23, 1998, the mailing address of the Trust and Towneley Capital Management, Inc., listed as 144 E. 30th Street, New York, New York, 10016, in the Prospectus, will change to:

                 470 Park Avenue South, 16th Floor
                 New York, New York  10016

(D) Effective January 1, 1999, the Eclipse Equity Fund will be renamed Eclipse Small Cap Value Fund, and the Eclipse Growth and Income Fund will be renamed Eclipse Mid Cap Value Fund.

                                  ECLIPSE FUNDS

                       Supplement Dated December 30, 1998
           to Statement of Additional Information Dated May 1, 1998

         Supplement provisions (A) and (B) apply exclusively to the Ultra Short Term Income Fund and the Balanced Fund. Supplement provision (C) applies to all four investment portfolios under the Eclipse Funds (the "Trust"). Supplement provision (D) applies to only the Equity Fund and the Growth and Income Fund.

(A) The following two paragraphs are inserted after the fifth complete paragraph under the management fee schedule on page 9:

     Effective January 1, 1999, the Manager has voluntarily agreed to reduce its fee payable under the 1994 Contract, as defined herein, with respect to the Ultra Short Term Income Fund from an annual rate of 0.40% of the Fund's average daily net assets to an annual rate of 0.20% of the Fund's average daily net assets for a three year period ending December 31, 2001.

     In addition, effective January 1, 1999, the management fee payable to the Manager with respect to the Balanced Fund has been reduced from an annual rate of 0.80% of the Fund's average daily net assets to an annual rate of 0.75% of the Fund's average daily net assets pursuant to an October 20, 1998 amendment to the 1987 Contract, as defined herein.

(B) The annual management fee rate of 0.80% pertaining to the Balanced Fund is amended to 0.75% where listed in the fee schedule under "Manager" on page 8.

(C) Effective November 23, 1998, the mailing address of the Trust and Towneley Capital Management, Inc., listed as 144 E. 30th Street, New York, New York, 10016, in the Statement of Additional Information, will change to:

                            470 Park Avenue South, 16th Floor
                            New York, New York 10016

(D) Effective January 1, 1999, the Eclipse Equity Fund will be renamed Eclipse Small Cap Value Fund, and the Eclipse Growth and Income Fund will be renamed Eclipse Mid Cap Value Fund.